Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions	€ 28.1	€ 29.0
Provision used, other provisions	12.8
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 13.4	12.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 11.4
Other
Disclosure of other provisions [line items]
Other provisions	7.4	9.4
Provision used, other provisions	1.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.3	€ 7.3
Provision used, other provisions	€ 0.0